EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Exploration For And Evaluation Of Mineral Resources [Abstract]
Disclosure of detailed information about exploration and evaluation assets

($000s)
Cost
Balance, December 31, 2015	$87,919
Additions	2,349
Dispositions	(31,176)
Transfer to oil and natural gas properties	(29,846)
Balance, December 31, 2016	29,246
Additions	1,664
Dispositions	(7,843)
Transfer to oil and natural gas properties	(336)
Balance, December 31, 2017	$22,731